Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Current	$ 167,350	$ 255,991	$ 121,292
Deferred	26,523	(48,252)	34,136
Current	176,739	191,167	193,064
Deferred	(28,472)	(29)	(24,229)
Current	19,496	30,500	21,500
Deferred	581	(8,171)	10,808
Income taxes (Note 4)	$ 362,217	$ 421,206	$ 356,571